Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets.
Schedule of intangibles

		Customer	Technology
	Goodwill	relationships	and other	Software	Total
	$’m	$’m	$’m	$’m	$’m

Cost
At January 1, 2021	1,055	1,464	42	28	2,589
Additions	—	—	6	2	8
Acquisition	3	—	—	—	3
Transfers	—	—	(2)	2	—
Disposal	—	—	(2)	(1)	(3)
Exchange	(48)	(64)	(2)	—	(114)
At December 31, 2021	1,010	1,400	42	31	2,483
Amortization
At January 1, 2021		(654)	(34)	(17)	(705)
Charge for the year		(143)	(4)	(4)	(151)
Exchange		33	1	1	35
At December 31, 2021		(764)	(37)	(20)	(821)
Net book value
At December 31, 2021	1,010	636	5	11	1,662

Cost
At January 1, 2022	1,010	1,400	42	31	2,483
Additions	—	—	10	1	11
Acquisition	(1)	2	—	—	1
Transfers	—	—	(5)	5	—
Exchange	(33)	(64)	(2)	(1)	(100)
At December 31, 2022	976	1,338	45	36	2,395
Amortization
At January 1, 2021		(764)	(37)	(20)	(821)
Charge for the year		(133)	(1)	(4)	(138)
Exchange		35	1	1	37
At December 31, 2022		(862)	(37)	(23)	(922)
Net book value
At December 31, 2022	976	476	8	13	1,473

Schedule of allocation of goodwill

	At December 31,
	2022	2021
	$’m	$’m
Europe	537	570
Americas	439	440
Total goodwill	976	1,010